FAIR VALUE MEASUREMENTS - Monte Carlo Simulation for the fair value (Details)	Mar. 31, 2021	Dec. 31, 2020
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10.06	10.05
Strike price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	86.0	86.0
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0
Term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.91	5.25
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	28.0	28.0
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.49	1.00
Fair value of warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.98	1.91